CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                                January 15, 2014


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


         Re:          First Trust Exchange-Traded Fund VI
                   (Registration Nos. 333-182308, 811-22717)
                ------------------------------------------------


Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund VI (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the form of Prospectus for the Registrant filed pursuant to Rule 497(c) on January 7, 2014. The Registration Statement relates to First Trust Low Beta Income ETF, a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                           Very truly yours,

                                           CHAPMAN AND CUTLER LLP


                                           By: /s/ Morrison C. Warren
                                               -------------------------------
                                                   Morrison C. Warren
Enclosures